Note 20 - Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of expenses [text block]
20.	EXPENSES

Research and development costs can be analysed as follows:

	2018	2017	2016

Wages and benefits	$4,641,238	$2,839,088	$1,572,567
Subcontract fees	1,288,566	1,044,936	1,013,539
Stock-based compensation	536,321	369,007	373,196
Supplies	2,226,679	1,189,842	206,523

	$8,692,804	$5,442,873	$3,165,825

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$3,485,796	$2,805,917	$3,697,068
Wages and benefits	2,468,001	2,574,978	2,800,878
Depreciation and amortization	2,562,624	2,275,160	1,521,566
General expenses	1,178,536	1,038,857	1,292,341
Professional fees	767,351	624,941	715,716
Management and consulting fees	155,169	229,577	611,861
Rent and facility costs	1,071,727	1,321,311	782,174

	$11,689,204	$10,870,741	$11,421,604